                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2004

Total Return for the 12-month period ended August 31, 2004

Class A	Class B	Class C	Class D	Morgan Stanley Capital Int'l. (MSCI) EAFE Index[1]	Lipper Int'l. Large- Cap Core Funds Index[2]	Lipper Int'l. Funds Index[3]
21.22%	20.22%	20.31%	21.59%	22.64%	16.90%	18.93%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

During the first months of the fiscal year the global equity markets continued a pattern established for most of 2003, with cyclical stocks strongly outperforming their benchmarks on the basis of rising expectations for the world economy. These expectations translated into an increasing appetite for risk among equity investors, further fueling the returns of high-beta securities across all sectors. Basic materials, industrials and financials led other sectors through December 2003.

Leadership then began to shift as 2004 began. While sector performance continued to vary widely through the first quarter, the most pronounced divergences were within sectors as investors became more discriminating at the company level. Going into the second quarter, with the global equity markets roiled by expectations of an interest-rate increase in the U.S. and concerns over an economic "hard landing" for China, leadership shifted to such defensive sectors as energy and consumer staples. The market cooled significantly in the summer, the closing months of the review period, with cyclical and defensive stocks both losing ground. Technology performed especially poorly, because of concerns over the outlook for semiconductors and LCDs.

Currency fluctuations continued to play a role in regional performance. A slight respite in the U.S. dollar's downward trajectory provided some relief to the most export-sensitive European countries, resulting in strong performance from the Nordic markets, with the exception of Finland. The larger European markets also performed well; a rotation into more-defensive sectors propelled the U.K. market higher. Japan, which started off the review period performing strongly, underperformed the European markets as investors became impressed by the determination of China's authorities to engineer a soft landing in that economy by taking measures to curtail rampant capital investment.

Performance Analysis

Morgan Stanley International Value Equity Fund underperformed the MSCI EAFE Index and outperformed the Lipper International Large-Cap Core Funds Index and the Lipper International Funds Index for the 12-month period ended August 31, 2004.

The Fund's performance relative to its benchmarks was hampered during the period by stock selection in the industrials sector. The Fund's portfolio had a below-benchmark weighting in capital goods companies—particularly those dependent on the volatile Chinese economy—a stance that limited its participation in their strong performance during periods of leadership by cyclicals. Stock selection in the consumer discretionary sector also hindered returns. The Fund's approach was to emphasize media holdings over other industries that were more reliant on the purchasing power of overleveraged consumers. Unfortunately, two of the Fund's media holdings faced negative news events and suffered as a result. The Fund's overweighted position in telecommunications stocks also affected performance negatively as the market focused on potential further erosion of fixed-line revenues.

The Fund's performance was well supported by strong reporting from other parts of its portfolio. Favorable stock selection in consumer staples positively affected performance, as this defensive sector benefited from the market's rotation into its venue in 2004. The Fund's health-care holdings also contributed strongly, buoyed by Sanofi-Synthelabo's takeover bid for the portfolio holding Aventis. Within the technology sector, the Fund benefited from an underweighted position that helped limit its participation in the sector's weak performance. The Fund's returns were further helped by its stock selection in this sector, which emphasized outperforming Japanese holdings.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside the United States. A company will be considered to be located outside the United States if it (a) is not organized under the laws of the United States, (b) does not have securities that are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made or services performed in the United States, or (d) does not maintain at least 50 percent of its assets in the United States.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

TOP 10 HOLDINGS
Unilever NV	3.2%
France Telecom S.A.	3.2
Nestle S.A.	2.9
BP PLC	2.5
Barclays PLC	2.5
Reed Elsevier PLC	2.5
Royal Bank of Scotland Group PLC	2.5
GlaxoSmithKline PLC	2.3
Fuji Photo Film Co., Ltd.	2.3
Imperial Tobacco Group PLC	2.2

TOP FIVE COUNTRIES
United Kingdom	32.2%
Japan	19.7
Switzerland	8.9
Netherlands	8.4
France	7.9

Data as of August 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities duringthe most recent 12-month period ended August 31 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended August 31, 2004

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	21.22%	[4]	20.22%	[4]	20.31%	[4]	21.59%	[4]
	14.85	[5]	15.22	[5]	19.31	[5]	—
Since Inception	5.83	[4]	5.00	[4]	5.00	[4]	6.07	[4]
	4.14	[5]	4.46	[5]	5.00	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. Lipper introduced new classifications in June 2004 that categorize International and Global funds based on the size and style of the actual stocks in their portfolio, rather than on stated objectives. The Fund is in the International Large-Cap Core Funds classification as the date of this report.
(3)	The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on August 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 – 08/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD *
	03/01/04	08/31/04	03/01/04 – 08/31/04
Class A
Actual (−3.06% return)	$1,000.00	$969.40	$7.52
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.71
Class B
Actual (−3.49% return)	$1,000.00	$965.10	$11.31
Hypothetical (5% return before expenses)	$1,000.00	$1,013.62	$11.59
Class C
Actual (−3.50% return)	$1,000.00	$965.00	$11.31
Hypothetical (5% return before expenses)	$1,000.00	$1,013.62	$11.59
Class D
Actual (−2.97% return)	$1,000.00	$970.30	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.55

*	Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.29%, 2.29% and 1.29% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2004

NUMBER OF SHARES		VALUE
	Common and Preferred Stocks (96.1%)
	Australia (1.7%)
	Major Banks
308,175	National Australia Bank Ltd.	$5,782,677
	Major Telecommunications
1,449,781	Telstra Corp., Ltd.	4,899,796
	Total Australia	10,682,473
	Austria (0.8%)
	Major Telecommunications
362,078	Telekom Austria AG	5,069,545
	Belgium (0.5%)
	Financial Conglomerates
146,465	Fortis	3,259,710
	Canada (0.6%)
	Major Banks
77,754	Royal Bank of Canada	3,520,377
	Finland (0.7%)
	Telecommunication Equipment
388,698	Nokia Oyj	4,552,567
	France (7.9%)
	Integrated Oil
62,887	Total S.A.	12,258,044
	Major Banks
53,828	BNP Paribas S.A.	3,261,706
38,503	Societe Generale	3,290,794
		6,552,500
	Major Telecommunications
849,642	France Telecom S.A.*	20,099,152
	Motor Vehicles
51,265	Renault S.A.	4,119,399
	Pharmaceuticals: Major
652	Aventis S.A.	54,455
94,746	Sanofi-Aventis	6,748,200
		6,802,655
	Total France	49,831,750
	Germany (5.1%)
	Chemicals: Major Diversified
107,417	Bayer AG	2,742,461
	Chemicals: Specialty
28,880	Linde AG	1,548,156
	Industrial Conglomerates
115,449	Siemens AG	$7,903,641
	Major Telecommunications
434,140	Deutsche Telekom AG (Registered Shares)*	7,574,343
	Motor Vehicles
76,037	Bayerische Motoren Werke (BMW) AG	3,137,368
9,570	Porsche AG (Pref.)	5,822,825
		8,960,193
	Multi-Line Insurance
33,198	Muenchener Rueckver AG (Registered Shares)	3,141,735
	Total Germany	31,870,529
	Italy (4.2%)
	Integrated Oil
299,174	ENI SpA	6,122,947
	Major Banks
1,481,074	UniCredito Italiano SpA	7,104,638
	Major Telecommunications
5,937,430	Telecom Italia SpA – RNC	13,048,022
	Total Italy	26,275,607
	Japan (19.7%)
	Advertising/Marketing Services
60,700	Asatsu – DK Inc.	1,622,371
	Broadcasting
1,034	Fuji Television Network, Inc.	2,271,487
	Commercial Printing/Forms
764,000	Dai Nippon Printing Co., Ltd.	11,251,954
	Electric Utilities
478,700	Kansai Electric Power Co., Inc.	8,807,204
167,700	Tokyo Electric Power Co., Inc.	3,875,904
		12,683,108
	Electronic Equipment/Instruments
193,800	Canon, Inc.	9,259,826
496,000	Konica Minolta Holdings, Inc.	6,433,245
20,600	Kyocera Corp.	1,512,238
		17,205,309

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances
450,000	Fuji Photo Film Co., Ltd.	$14,169,336
	Food Retail
97,300	Lawson, Inc.	3,464,503
	Gas Distributors
1,533,000	Tokyo Gas Co., Ltd.	5,640,879
	Household/Personal Care
335,000	Kao Corp.	8,248,513
	Investment Banks/Brokers
106,000	Daiwa Securities Group Inc.	688,879
	Major Telecommunications
1,739	Nippon Telegraph & Telephone Corp.	7,544,952
	Movies/Entertainment
62,800	Oriental Land Co. Ltd.	3,903,085
	Pharmaceuticals: Major
279,700	Sankyo Co., Ltd.	5,862,819
	Pharmaceuticals: Other
176,400	Yamanouchi Pharmaceutical Co., Ltd.	6,119,506
	Property – Casualty Insurers
205	Millea Holdings, Inc.	2,833,410
365,000	Mitsui Sumitomo Insurance Co., Ltd.	3,234,050
		6,067,460
	Railroads
111	Central Japan Railway Co.	926,609
	Real Estate Development
383,000	Mitsubishi Estate Co., Ltd.	4,315,542
	Recreational Products
31,500	Nintendo Co., Ltd.	3,402,288
	Semiconductors
61,400	Rohm Co., Ltd.	6,378,856
	Tobacco
197	Japan Tobacco, Inc.	1,604,851
	Total Japan	123,372,307
	Netherlands (8.4%)
	Financial Conglomerates
238,037	ING Groep NV (Share Certificates)	$5,810,691
	Food: Major Diversified
336,308	Unilever NV (Share Certificates)	20,153,375
	Food: Specialty/Candy
83,915	CSM NV	1,894,167
	Industrial Specialties
144,839	Akzo Nobel NV	4,875,842
	Integrated Oil
234,758	Royal Dutch Petroleum Co.	11,850,009
	Major Banks
158,109	ABN AMRO Holding NV	3,357,160
	Major Telecommunications
611,809	Koninklijke (Royal) KPN NV	4,700,177
	Total Netherlands	52,641,421
	New Zealand (0.6%)
	Major Telecommunications
1,067,020	Telecom Corporation of New Zealand Ltd.	3,992,814
	South Korea (1.3%)
	Semiconductors
40,508	Samsung Electronics Co., Ltd. (GDR) – 144A**	7,848,425
	Spain (1.4%)
	Major Telecommunications
620,086	Telefonica S.A.	8,817,871
	Sweden (1.5%)
	Metal Fabrications
83,223	SKF AB (B Shares)	3,066,111
	Regional Banks
868,795	Nordea Bank AB	6,656,324
	Total Sweden	9,722,435
	Switzerland (8.9%)
	Chemicals: Specialty
33,170	Ciba Specialty Chemicals AG (Registered Shares)*	2,015,538

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Construction Materials
138,306	Holcim Ltd. (Registered Shares)	$7,405,352
	Financial Conglomerates
134,506	UBS AG (Registered Shares)	9,011,647
	Food: Major Diversified
77,087	Nestle S.A. (Registered Shares)	18,219,347
	Major Banks
124,817	Credit Suisse Group*	3,890,681
	Pharmaceuticals: Major
266,779	Novartis AG (Registered Shares)	12,326,318
30,651	Roche Holding AG	2,969,074
		15,295,392
	Total Switzerland	55,837,957
	Taiwan (0.6%)
	Major Telecommunications
214,287	Chunghwa Telecom Co., Ltd. (ADR)	3,655,736
	United Kingdom (32.2%)
	Aerospace & Defense
1,247,211	Rolls-Royce Group PLC	5,209,100
	Beverages: Alcoholic
1,347,793	Allied Domecq PLC	10,784,727
	Broadcasting
2,429,319	ITV PLC	4,531,353
	Catalog/Specialty Distribution
235,517	GUS PLC	3,601,448
	Chemicals: Specialty
451,336	BOC Group PLC	7,275,843
	Construction Materials
168,765	RMC Group PLC	1,932,862
	Electric Utilities
1,024,521	National Grid Transco PLC	8,562,642
	Food: Specialty/Candy
784,205	Cadbury Schweppes PLC	6,296,226
	Household/Personal Care
261,601	Reckitt Benckiser PLC	6,883,277
	Integrated Oil
1,786,759	BP PLC	$15,867,028
	Life/Health Insurance
800,285	Prudential PLC	6,331,581
	Major Banks
1,704,302	Barclays PLC	15,802,832
552,677	Royal Bank of Scotland Group PLC	15,408,654
		31,211,486
	Miscellaneous Commercial Services
2,839,110	Hays PLC	6,063,223
2,460,798	Rentokil Initial PLC	6,663,362
		12,726,585
	Other Metals/Minerals
1,001,171	BHP Billiton PLC	9,436,543
	Other Transportation
191,263	BAA PLC	1,913,053
	Pharmaceuticals: Major
705,161	GlaxoSmithKline PLC	14,373,214
	Publishing: Books/Magazines
1,739,729	Reed Elsevier PLC	15,425,871
	Pulp & Paper
393,016	Bunzl PLC	3,003,164
	Tobacco
821,319	British American Tobacco PLC	12,396,517
637,256	Imperial Tobacco Group PLC	14,057,184
		26,453,701
	Wholesale Distributors
247,068	Wolseley PLC	3,778,082
	Wireless Telecommunications
2,902,860	Vodafone Group PLC	6,604,812
	Total United Kingdom	202,202,598

	Total Common and Preferred Stocks (Cost $545,773,653)	603,154,122

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.4%)
	Repurchase Agreement
$15,079	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $15,079,658) (a) (Cost $15,079,000)	$15,079,000

Total Investments (Cost $560,852,653) (b) (c)	98.5%	618,233,122
Other Assets in Excess of Liabilities	1.5	9,392,464
Net Assets	100.0%	$627,625,586

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $39,825,656 in connection with open forward foreign currency contracts.
(c)	The aggregate cost for federal income tax purposes is $565,079,467. The aggregate gross unrealized appreciation is $62,919,282 and the aggregate gross unrealized depreciation is $9,765,627, resulting in net unrealized appreciation of $53,153,655.

Forward Foreign Currency Contracts Open at August 31, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ (DEPRECIATION)
EUR	181,774	SEK	1,658,597	09/01/04	$(311)
GBP	122,262	EUR	181,879	09/01/04	1,096
GBP	124,638	EUR	184,333	09/02/04	(198)
GBP	10,100,000	EUR	15,060,802	10/22/04	205,812
GBP	11,800,000	JPY	2,343,067,000	10/22/04	330,221
Net unrealized appreciation					$536,620

Currency Abbreviations:
GBP British Pound.
EUR Euro.
JPY Japanese Yen.
SEK Swedish Krona.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments August 31, 2004

INDUSTRY*	VALUE	PERCENT OF NET ASSETS
Major Telecommunications	$ 79,402,408	12.7%
Major Banks	61,419,519	9.8
Integrated Oil	46,098,028	7.3
Pharmaceuticals: Major	42,334,080	6.7
Food: Major Diversified	38,372,722	6.1
Tobacco	28,058,552	4.5
Electric Utilities	21,245,750	3.4
Financial Conglomerates	18,082,048	2.9
Electronic Equipment/Instruments	17,205,309	2.7
Publishing: Books/Magazines	15,425,871	2.5
Household/Personal Care	15,131,790	2.4
Repurchase Agreement	15,079,000	2.4
Semiconductors	14,227,281	2.3
Electronics/Appliances	14,169,336	2.3
Motor Vehicles	13,079,592	2.1
Miscellaneous Commercial Services	12,726,585	2.0
Commercial Printing/Forms	11,251,954	1.8
Chemicals: Specialty	10,839,537	1.7
Beverages: Alcoholic	10,784,727	1.7
Other Metals/Minerals	9,436,543	1.5
Construction Materials	9,338,214	1.5
Food: Specialty/Candy	8,190,393	1.3
Industrial Conglomerates	7,903,641	1.3
Broadcasting	6,802,840	1.1
Regional Banks	6,656,324	1.1
Wireless Telecommunications	6,604,812	1.0
Life/Health Insurance	6,331,581	1.0
Pharmaceuticals: Other	6,119,506	1.0
Property – Casualty Insurers	6,067,460	1.0
Gas Distributors	5,640,879	0.9
Aerospace & Defense	5,209,100	0.8
Industrial Specialties	4,875,842	0.8
Telecommunication Equipment	4,552,567	0.7
Real Estate Development	4,315,542	0.7
Movies/Entertainment	3,903,085	0.6
Wholesale Distributors	$3,778,082	0.6%
Catalog/Specialty Distribution	3,601,448	0.6
Food Retail	3,464,503	0.5
Recreational Products	3,402,288	0.5
Multi-Line Insurance	3,141,735	0.5
Metal Fabrications	3,066,111	0.5
Pulp & Paper	3,003,164	0.5
Chemicals: Major Diversified	2,742,461	0.4
Other Transportation	1,913,053	0.3
Advertising/Marketing Services	1,622,371	0.3
Railroads	926,609	0.1
Investment Banks/Brokers	688,879	0.1
	$618,233,122	98.5%

TYPE OF INVESTMENT*	VALUE	PERCENT OF NET ASSETS
Common Stocks	$597,331,297	95.2%
Short-Term Investment	15,079,000	2.4
Preferred Stock	5,822,825	0.9
	$618,233,122	98.5%

*	Does not include outstanding forward foreign currency contracts with net unrealized appreciation of $536,620.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments in securities, at value (cost $560,852,653)	$618,233,122
Unrealized appreciation on open forward foreign currency contracts	536,620
Cash (including foreign currency of $6,020,755 value, with a cost of $6,034,155)	6,020,846
Receivable for:
Shares of beneficial interest sold	2,313,523
Dividends	1,487,641
Investments sold	472,668
Foreign withholding taxes reclaimed	342,043
Prepaid expenses and other assets	24,974
Total Assets	629,431,437
Liabilities:
Payable for:
Shares of beneficial interest redeemed	561,029
Investment management fee	539,111
Investments purchased	346,319
Distribution fee	228,627
Accrued expenses and other payables	130,765
Total Liabilities	1,805,851
Net Assets	$627,625,586
Composition of Net Assets:
Paid-in-capital	$530,426,370
Net unrealized appreciation	57,906,536
Accumulated undistributed net investment income	4,177,845
Accumulated undistributed net realized gain	35,114,835
Net Assets	$627,625,586
Class A Shares:
Net Assets	$25,727,620
Shares Outstanding (unlimited authorized, $.01 par value)	2,193,471
Net Asset Value Per Share	$11.73
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.38
Class B Shares:
Net Assets	$210,485,355
Shares Outstanding (unlimited authorized, $.01 par value)	18,108,907
Net Asset Value Per Share	$11.62
Class C Shares:
Net Assets	$49,971,018
Shares Outstanding (unlimited authorized, $.01 par value)	4,310,882
Net Asset Value Per Share	$11.59
Class D Shares:
Net Assets	$341,441,593
Shares Outstanding (unlimited authorized, $.01 par value)	29,068,186
Net Asset Value Per Share	$11.75

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2004

Net Investment Income:
Income
Dividends (net of $1,762,824 foreign withholding tax)	$13,431,140
Interest	190,381
Total Income	13,621,521
Expenses
Investment management fee	5,530,467
Distribution fee (Class A shares)	45,262
Distribution fee (Class B shares)	1,879,555
Distribution fee (Class C shares)	409,842
Transfer agent fees and expenses	944,463
Custodian fees	297,260
Registration fees	106,747
Shareholder reports and notices	96,193
Professional fees	67,937
Trustees' fees and expenses	5,783
Other	27,765
Total Expenses	9,411,274
Net Investment Income	4,210,247
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
Investments	50,829,521
Foreign exchange transactions	(227,135)
Net Realized Gain	50,602,386
Net Change in Unrealized Appreciation/Depreciation on:
Investments	33,109,856
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	1,874,850
Net Appreciation	34,984,706
Net Gain	85,587,092
Net Increase	$89,797,339

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2004	FOR THE YEAR ENDED AUGUST 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,210,247	$2,209,062
Net realized gain (loss)	50,602,386	(4,903,637)
Net change in unrealized appreciation	34,984,706	33,477,840
Net Increase	89,797,339	30,783,265
Dividends to Shareholders from Net Investment Income:
Class A shares	(192,836)	(66,893)
Class B shares	(813,512)	(102,829)
Class C shares	(216,411)	(47,743)
Class D shares	(4,302,257)	(1,176,635)
Total Dividends	(5,525,016)	(1,394,100)
Net increase from transactions in shares of beneficial interest	131,013,783	130,604,410
Net Increase	215,286,106	159,993,575
Net Assets:
Beginning of period	412,339,480	252,345,905
End of Period (Including accumulated undistributed net investment income of $4,177,845 and $5,719,749, respectively)	$627,625,586	$412,339,480

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $2,488,710 for the year ended August 31, 2004.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,527,256 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $357,356 and $5,980, respectively and received $214,281 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2004 aggregated $351,801,961, and $223,933,500, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $3,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2004, investments in securities of issuers in the United Kingdom were 32.2% of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

At August 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2004		FOR THE YEAR ENDED AUGUST 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,530,883	$17,592,382	7,815,592	$73,357,894
Reinvestment of dividends	14,970	168,114	6,532	57,093
Redeemed	(1,375,642)	(14,573,285)	(6,807,908)	(64,466,822)
Net increase – Class A	170,211	3,187,211	1,014,216	8,948,165
CLASS B SHARES
Sold	6,570,253	75,026,278	4,376,290	38,333,996
Reinvestment of dividends	64,267	719,145	10,636	92,543
Redeemed	(3,504,940)	(39,958,938)	(5,082,826)	(44,130,517)
Net increase (decrease) – Class B	3,129,580	35,786,485	(695,900)	(5,703,978)
CLASS C SHARES
Sold	1,886,915	21,540,876	1,601,607	13,774,538
Reinvestment of dividends	17,791	198,545	5,021	43,632
Redeemed	(540,320)	(6,150,943)	(1,281,761)	(10,945,201)
Net increase – Class C	1,364,386	15,588,478	324,867	2,872,969
CLASS D SHARES
Sold	12,378,522	141,573,102	20,304,374	179,785,600
Reinvestment of dividends	316,234	3,551,312	106,487	930,697
Redeemed	(5,901,568)	(68,672,805)	(6,357,467)	(56,229,043)
Net increase – Class D	6,793,188	76,451,609	14,053,394	124,487,254
Net increase in Fund	11,457,365	$131,013,783	14,696,577	$130,604,410

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2004	FOR THE YEAR ENDED AUGUST 31, 2003
Ordinary income	$5,525,016	$1,394,100

As of August 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$15,736,665
Undistributed long-term gains	28,508,343
Net accumulated earnings	44,245,008
Foreign tax credit pass-through	1,693,420
Temporary differences	(1,881,805)
Net unrealized appreciation	53,142,593
Total accumulated earnings	$97,199,216

During the year ended August 31, 2004, the Fund utilized its net capital loss carryforward of $5,215,772.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $227,135.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2004 continued

damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.80	$9.21	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.12	0.09	0.03	0.03
Net realized and unrealized gain (loss)	1.95	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	2.07	0.66	(0.30)	(0.40)
Less dividends from net investment income	(0.14)	(0.07)	(0.09)	—
Net asset value, end of period	$11.73	$9.80	$9.21	$9.60
Total Return†	21.22%	7.12%	(3.03)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.52%	1.59%	1.70%	1.88	%(2)
Net investment income	0.94%	1.02%	0.47%	0.87	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$25,728	$19,827	$9,297	$9,013
Portfolio turnover rate	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.71	$9.14	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	0.01	(0.03)	0.00
Net realized and unrealized gain (loss)	1.94	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	1.96	0.58	(0.36)	(0.43)
Less dividends from net investment income	(0.05)	(0.01)	(0.07)	—
Net asset value, end of period	$11.62	$9.71	$9.14	$9.57
Total Return†	20.22%	6.32%	(3.74)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$210,485	$145,382	$143,200	$114,541
Portfolio turnover rate	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.69	$9.13	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	0.02	(0.03)	0.00
Net realized and unrealized gain (loss)	1.95	0.56	(0.34)	(0.43)
Total income (loss) from investment operations	1.97	0.58	(0.37)	(0.43)
Less dividends from net investment income	(0.07)	(0.02)	(0.07)	—
Net asset value, end of period	$11.59	$9.69	$9.13	$9.57
Total Return†	20.31%	6.24%	(3.73)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$49,971	$28,556	$23,946	$15,558
Portfolio turnover rate	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.81	$9.23	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.14	0.12	0.10	0.04
Net realized and unrealized gain (loss)	1.97	0.55	(0.37)	(0.44)
Total income (loss) from investment operations	2.11	0.67	(0.27)	(0.40)
Less dividends from net investment income	(0.17)	(0.09)	(0.10)	—
Net asset value, end of period	$11.75	$9.81	$9.23	$9.60
Total Return†	21.59%	7.39%	(2.82)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.28%	1.36%	1.45%	1.63	%(2)
Net investment income	1.18%	1.25%	0.72%	1.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$341,442	$218,574	$75,903	$12,128
Portfolio turnover rate	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Value Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 18, 2004

2004 Federal Tax Notice (unaudited)

For the fiscal year ended August 31, 2004, 100% of the Fund's ordinary income dividends paid qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Additionally, please note that the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (62) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Manager, Vice President of the Institutional and Retail Funds (since July 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

39906RPT-RA04-00640P-Y08/04	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Annual Report August 31, 2004

Item 2. Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004
                                         REGISTRANT      COVERED ENTITIES(1)
  AUDIT FEES........................     $ 36,243        N/A

  NON-AUDIT FEES
    AUDIT-RELATED FEES..............     $    452 (2)    $ 5,067,400 (2)
    TAX FEES........................     $  6,607 (3)    $   545,053 (4)
    ALL OTHER FEES..................     $     -         $       -
  TOTAL NON-AUDIT FEES..............     $  7,059        $ 5,612,453

  TOTAL.............................     $ 43,302        $ 5,612,453

2003
                                         REGISTRANT      COVERED ENTITIES(1)
  AUDIT FEES........................     $ 34,819        N/A

  NON-AUDIT FEES
    AUDIT-RELATED FEES..............     $    684 (2)    $ 1,086,576 (2)
    TAX FEES........................     $  5,099 (3)    $   252,500 (4)
    ALL OTHER FEES..................     $     -         $       -   (5)
  TOTAL NON-AUDIT FEES..............     $  5,783        $ 1,339,076

  TOTAL.............................     $ 40,602        $ 1,339,076

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          ---------------------------
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

                                       6

          Morgan Stanley Institutional Funds
          ----------------------------------
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 3, 2005

                                       10

                                                                    EXHIBIT 11 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                           ADOPTED SEPTEMBER 28, 2004

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

--------------------------

Date:
     ---------------------

                                       16

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       18

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       20

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       22

                                                                   EXHIBIT 11 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       23

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 3, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       24

                                                                   EXHIBIT 11 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       25

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 3, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       26

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                               /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       27

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                               /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       28

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 3, 2005                                /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 3, 2005                                /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

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